Cash flow information (Tables)	12 Months Ended
Jun. 30, 2019
Cash flow information
Schedule of cash generated from operations

			Restated(1)	Restated(1)
		2019	2018	2017
	Note	£’000	£’000	£’000
Profit before tax		27,476	25,833	56,588
Adjustments for:
Depreciation	13, 14	11,726	10,755	10,228
Impairment charge/(reversal)	6,14	1,124	—	(4,753)
Amortization	15	129,154	138,380	124,434
Profit on disposal of intangible assets	8	(25,799)	(18,119)	(10,926)
Net finance costs	9	22,509	18,038	24,277
(Profit)/loss on disposal of property, plant and equipment		—	(81)	43
Non-cash employee benefit expense—equity-settled share-based payments	25	699	2,915	2,187
Foreign exchange (gains)/losses on operating activities		(76)	994	2,646
Reclassified from hedging reserve		6,250	13,914	5,290
Changes in working capital:
Inventories		(714)	221	(711)
Prepayments		(2,168)	2,638	895
Contract assets—accrued revenue		(1,514)	(9,263)	12,198
Trade receivables(2)		82,086	(64,492)	5,089
Other receivables		(1,081)	163	(657)
Contract liabilities—deferred revenue		5,903	(25,496)	18,576
Trade and other payables(2)		8,034	23,204	6,355
Cash generated from operations		263,609	119,604	251,759
(1)	Comparative amounts have been restated—see note 33 for further details.
(2)

These amounts exclude non-cash movements and movements in respect of items reported elsewhere in the consolidated statement of cash flows, primarily in investing activities (where the timing of acquisitions and disposals and related cash flows can differ), resulting in:

•	an increase in changes to trade receivables of £7,971,000 (2018: increase of £18,374,000; 2017: decrease of £3,224,000);and
•	a decrease in changes to trade and other payables of £70,732,000 (2018: increase of £74,088,000; 2017: decrease of £26,428,000).

Schedule of reconciliation of the movement in the Group's net debt

	Non-current	Current	Cash and cash
	borrowings	borrowings	equivalents	Total
	£’000	£’000	£’000	£’000
Net debt at 1 July 2017	497,630	5,724	(290,267)	213,087
Cash flows	—	(17,083)	48,420	31,337
Non-cash movements	(10,936)	20,433	(175)	9,322
Net debt at 30 June 2018	486,694	9,074	(242,022)	253,746
Cash flows	—	(21,973)	(56,366)	(78,339)
Non-cash movements	19,085	18,352	(9,249)	28,188
Net debt at 30 June 2019	505,779	5,453	(307,637)	203,595